Common Share capital	12 Months Ended
Dec. 31, 2018
Common Share capital
Common Share capital

28   Common Share capital

(a)    General

Our authorized share capital is as follows:

As at December 31	2018		2017
First Preferred Shares	1	billion	1	billion
Second Preferred Shares	1	billion	1	billion
Common Shares	2	billion	2	billion

Only holders of Common Shares may vote at our general meetings, with each holder of Common Shares entitled to one vote per Common Share held at all such meetings so long as not less than 66‑2/3% of the issued and outstanding Common Shares are owned by Canadians. With respect to priority in payment of dividends and in the distribution of assets in the event of our liquidation, dissolution or winding-up, whether voluntary or involuntary, or any other distribution of our assets among our shareholders for the purpose of winding up our affairs, preferences are as follows: First Preferred Shares; Second Preferred Shares; and finally Common Shares.

As at December 31, 2018, approximately 47 million Common Shares were reserved for issuance, from Treasury, under a share option plan (see Note 14(d)).

(b)   Purchase of Common Shares for cancellation pursuant to normal course issuer bid

As referred to in Note 3, we may purchase a portion of our Common Shares for cancellation pursuant to normal course issuer bids in order to maintain or adjust our capital structure. In November 2017, we received approval for a normal course issuer bid to purchase and cancel up to 8 million of our Common Shares (up to a maximum amount of $250 million) from November 13, 2017, to November 12, 2018. In July 2018, we received approval to amend the normal course issuer bid to allow a wholly owned subsidiary to purchase our Common Shares, to a maximum amount of $105 million, for donation to a charitable foundation we have established (see Note 16(c)). In December 2018, we received approval for a normal course issuer bid to purchase and cancel up to 8 million of our Common Shares (up to a maximum amount of $250 million) from January 2, 2019, to January 1, 2020.

Common Share transactions by our wholly owned subsidiary are presented in the Consolidated statement of changes in owners’ equity as treasury share transactions.